Financial Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Result
Finance income	€ 11,288	€ 80	€ 518
thereof: fair value changes	11,280	58	516
Finance expenses	(20,201)	(49,741)	(5,736)
thereof: interest portion of lease payments	(437)	(450)	(341)
thereof: fair value changes	(15,645)	(15,222)
thereof: expected credit losses	(260)
thereof: interest on convertible loans	(3,483)	(33,960)	(5,350)
Financial result	€ (8,913)	€ (49,661)	€ (5,218)